UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011

Check here if Amendment;         Amendment Number:  [ ]
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143


Form 13F File Number:      28-14530
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                April J. Hanes-Dowd
         Title:               Assistant Secretary
         Phone:               (630) 773-3800

Signature, Place, and Date of Signing:


/s/ April J. Hanes-Dowd        Itasca, Illinois      February 10, 2012
-----------------------       ------------------     -----------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      2
                                                  -----------------

Form 13F Information Table Entry Total:                 9
                                                  -----------------

Form 13F Information Table Value Total:           $    419,943
                                                   ----------------
                                                      (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          28-14533_____________________      Gallagher Fiduciary Advisors, LLC

2          28-14532_____________________      Gallagher Benefit Services, Inc.

                                      -2-

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        December 31, 2011


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Investment    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Discretion   Managers  Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -----------  --------  ----    ------    ----
Clear Channel Outdoor
Holdings                        CL A    18451C109      1,978    157,606  SH          DEFINED     1, 2                        157,606
General Motors Company          COM     37045V100     16,915    834,491  SH          DEFINED     1, 2               673917    160574
General Motors Company         W EXP    37045V118     21,140  1,802,254  SH          DEFINED     1, 2              1455623    346631
                            7/10/2016
General Motors Company         W EXP    37045V126     28,022  3,583,354  SH          DEFINED     1, 2              2894113    689241
                           7/10/2019
Franklin Resources Inc.         COM     354613101     86,051    895,805  SH          DEFINED     1, 2              895805
Kaiser Aluminum
Corporation                     COM     483007704     85,893  2,202,495  SH          DEFINED     1, 2     2202495
Kaman Corp.                     COM     483548103     16,317    597,237  SH          DEFINED     1, 2                         597237
PPG Industries Inc.             COM     693506107    150,641  1,804,305  SH          DEFINED     1, 2              1804305
Solutia Inc.                    COM     834376501     12,986    751,492  SH          DEFINED     1, 2      751492




REPORT SUMMARY         9    DATA RECORDS     $419,943        ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED - 2
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